BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

AMENDMENT TO

STATEMENT OF PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

DATED OCTOBER 28, 2015

(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Long-Term Municipal Advantage Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.               The Board of Trustees of the Trust has adopted resolutions to amend the Statement of Preferences as follows:

(a).       The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in its entirety and replacing it with the following definition as of July 14, 2022:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.15%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.15%.

(b).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Dealer” as of July 14, 2022.

(c).       The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Rate” as of July 14, 2022.

(d).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “London Business Day” as of July 14, 2022.

(e).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Reference Banks” as of July 14, 2022.

(f).       The Statement of Preferences of the Trust is hereby amended by adding the definition of “Relevant Governmental Body” as of July 14, 2022:

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York.

(g).      The Statement of Preferences of the Trust is hereby amended by adding the definition for “SOFR” as of July 14, 2022:

“SOFR” with respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) at approximately 8:00 a.m. (New York City time) on the immediately succeeding Business Day and, in each case, that has been selected or recommended by the Relevant Governmental Body.

(h).      The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Substitute LIBOR Dealer” as of July 14, 2022.

2.               Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.               An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock Long-Term Municipal Advantage Trust has caused these presents to be signed as of July 13, 2022, in its name and on its behalf by its Vice President and attested by its Secretary. Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

                                                                                    By: /s/ Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:  Secretary

[BTA Signature Page – Amendment to Statement of Preferences]